Segment information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Data by Operating Segment

Statement of income data by operating segment – year ended December 31, 2017:

	Commercial Aviation	Defense and Security	Executive Jets	Other	Total reportable Segments	Unallocated	Total
Revenue	3,371.9	950.7	1,484.9	31.8	5,839.3	—	5,839.3
Cost of sales and services	(2,574.9)	(895.2)	(1,276.9)	(26.4)	(4,773.4)	—	(4,773.4)
Gross profit	797.0	55.5	208.0	5.4	1,065.9	—	1,065.9
Gross profit %	23.6%	5.8%	14.0%	17.0%	18.3%		18.3%
Operating income (expense)	(328.6)	(109.0)	(266.4)	(16.1)	(720.1)	(16.5)	(736.6)
Operating profit before financial income (expense)	468.4	(53.5)	(58.4)	(10.7)	345.8	(16.5)	329.3
Financial income (expense), net						(47.6)	(47.6)
Foreign exchange gain (loss), net						6.6	6.6
Profit before taxes on income							288.3
Income tax expense						(25.5)	(25.5)

Net income							262.8

Statement of income data by operating segment – year ended December 31, 2016:

	Commercial Aviation	Defense and Security	Executive Jets	Other	Total reportable Segments	Unallocated	Total
Revenue	3,527.0	932.7	1,730.5	27.3	6,217.5	—	6,217.5
Cost of sales and services	(2,719.1)	(780.3)	(1,463.6)	(17.7)	(4,980.7)	—	(4,980.7)
Gross profit	807.9	152.4	266.9	9.6	1,236.8	—	1,236.8
Gross profit %	22.9%	16.3%	15.4%	35.2%	19.9%		19.9%
Operating income (expense)	(322.8)	(114.6)	(243.6)	(4.5)	(685.5)	(345.3)	(1,030.8)
Operating profit before financial income (expense)	485.1	37.8	23.3	5.1	551.3	(345.3)	206.0
Financial income (expense), net						(51.4)	(51.4)
Foreign exchange gain (loss), net						4.5	4.5
Loss before taxes on income							159.1
Income tax expense						8.7	8.7

Net income							167.8

Statement of income data by operating segment – year ended December 31, 2015:

					Total
	Commercial	Defense and	Executive		reportable
	Aviation	Security	Jets	Other	Segments	Unallocated	Total
Revenue	3,348.7	811.1	1,718.6	49.7	5,928.1	—	5,928.1
Cost of sales and services	(2,565.7)	(785.4)	(1,440.3)	(25.4)	(4,816.8)	—	(4,816.8)
Gross profit	783.0	25.7	278.3	24.3	1,111.3	—	1,111.3
Gross profit %	23.4%	3.2%	16.2%	48.9%	18.7%		18.7%
Operating income ( expense )	(434.9)	(119.1)	(220.2)	(5.6)	(779.8)	—	(779.8)
Operating profit before financial income (expense)	348.1	(93.4)	58.1	18.7	331.5	—	331.5
Financial income (expense), net						(22.9)	(22.9)
Foreign exchange gain (loss), net						27.6	27.6
Profit before taxes on income							336.2
Income tax expense						(255.4)	(255.4)

Net income							80.8

Summary of Revenue By Geographic Area

Revenue by geographic area – year ended December 31, 2017:

	Commercial Aviation	Defense and Security	Executive Jets	Other	Total
North America	2,077.6	117.6	1,123.9	21.3	3,340.4
Europe	354.0	144.1	194.3	—	692.4
Asia Pacific	723.7	11.1	118.2	—	853.0
Latin America, except Brazil	23.5	20.7	6.1	—	50.3
Brazil	53.9	630.4	38.4	10.5	733.2
Other	139.2	26.8	4.0	—	170.0

Total	3,371.9	950.7	1,484.9	31.8	5,839.3

Revenue by geographic area – year ended December 31, 2016:

	Commercial Aviation	Defense and Security	Executive Jets	Other	Total
North America	2,461.7	179.1	1,247.2	22.8	3,910.8
Europe	230.8	103.6	184.3	0.6	519.3
Asia Pacific	641.1	27.7	118.3	—	787.1
Latin America, except Brazil	87.3	17.7	107.9	—	212.9
Brazil	57.6	543.6	68.8	3.9	673.9
Other	48.5	61.0	4.0	—	113.5

Total	3,527.0	932.7	1,730.5	27.3	6,217.5

Revenue by geographic area – year ended December 31, 2015:

	Commercial Aviation	Defense and Security	Executive Jets	Other	Total
North America	2,452.7	177.2	1,226.6	30.1	3,886.6
Europe	316.5	84.8	218.3	7.3	626.9
Asia Pacific	307.8	33.2	149.2	—	490.2
Latin America, except Brazil	89.8	21.7	38.7	—	150.2
Brazil	145.3	479.3	72.6	12.3	709.5
Other	36.6	14.9	13.2	—	64.7

Total	3,348.7	811.1	1,718.6	49.7	5,928.1

Summary of Assets by Operating Segment

Assets by operating segment - year ended December 31, 2017:

					Total
	Commercial Aviation	Defense and Security	Executive Jets	Other	reportable Segments	Unallocated	Total
Trade accounts receivable	166.4	491.3	52.3	7.1	717.1	—	717.1
Property, plant and equipment	986.3	404.0	695.8	18.8	2,104.9	—	2,104.9
Intangible assets	793.1	5.7	881.9	64.9	1,745.6	136.8	1,882.4

Total	1,945.8	901.0	1,630.0	90.8	4,567.6	136.8	4,704.4

Assets by operating segment - year ended December 31, 2016:

					Total
	Commercial Aviation	Defense and Security	Executive Jets	Other	reportable Segments	Unallocated	Total
Trade accounts receivable	154.2	460.7	43.6	6.9	665.4	—	665.4
Property, plant and equipment	1,090.8	427.4	598.7	37.3	2,154.2	—	2,154.2
Intangible assets	522.6	5.3	895.2	109.6	1,532.7	131.9	1,664.6

Total	1,767.6	893.4	1,537.5	153.8	4,352.3	131.9	4,484.2

Summary of Assets by Geographical Area

Assets by geographic area - year ended December 31, 2017:

	North
	America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	80.2	372.6	18.2	246.1	717.1
Property, plant and equipment	378.1	555.4	56.3	1,115.1	2,104.9
Intangible assets	31.2	6.8	—	1,844.4	1,882.4

Total	489.5	934.8	74.5	3,205.6	4,704.4

Assets by geographic area - year ended December 31, 2016:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	84.9	380.9	11.5	188.1	665.4
Property, plant and equipment	364.4	585.2	60.7	1,143.9	2,154.2
Intangible assets	22.9	7.0	0.1	1,634.6	1,664.6

Total	472.2	973.1	72.3	2,966.6	4,484.2